Taxes on Income - Schedule of Components of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loss before taxes on income	$ (8,460)	$ (15,581)
InspireMD [Member]
Loss before taxes on income	(3,640)	(6,131)
Subsidiaries [Member]
Loss before taxes on income	$ (4,820)	$ (9,450)